Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income (loss)	$ 245,578	$ 187,198	$ (90,936)
Adjustments to reconcile net income (loss) to cash flows from operating activities
Depreciation	216,885	242,966	224,851
Amortization	17,195	23,277	24,305
Tax (recovery) expense	(4,353)	15,122	61,056
Interest expense	203,760	258,261	237,786
Interest income	(7,668)	(20,268)	(12,415)
(Gain) loss on foreign exchange	(47,605)	(163,840)	259,079
Loss on changes in fair value of financial instruments	13,115	49,672	18,205
Share-based compensation	12,500	16,035	29,505
Loss on disposal of assets	215	862	353
Loss on refinancing		151,919
Other	(58,784)	(100,078)	(91,580)
Income taxes paid, net of income taxes received	(53,443)	(95,455)	(106,308)
Interest paid, net of capitalized interest and interest received	(179,972)	(176,112)	(176,417)
Operating assets and liabilities	15,018	(13,942)	88,813
Net cash from operating activities	372,441	375,617	466,297
Cash flows used in investing activities
Satellite programs, including capitalized interest	(75,902)	(3,668)	(67,387)
Purchase of property and other equipment	(17,060)	(8,345)	(15,997)
Purchase of intangible assets	(30)	(27,597)	(19,923)
Net cash used in investing activities	(92,992)	(39,610)	(103,307)
Cash flows used in financing activities
Repayment of indebtedness	(453,592)	(3,743,465)	(94,951)
Proceeds from indebtedness		3,786,082
Payment of early redemption premium		(43,940)
Payment of debt issue costs		(28,082)	(10,190)
Payments of principal on lease liabilities	(1,793)	(1,252)	(29)
Satellite performance incentive payments	(9,031)	(9,644)	(9,037)
Government grant received	14,185
Dividends paid on Director Voting preferred shares	(10)	(20)
Net cash used in financing activities	(450,241)	(40,321)	(114,207)
Effect of changes in exchange rates on cash and cash equivalents	(38,052)	(36,897)	40,605
(Decrease) increase in cash and cash equivalents	(208,844)	258,789	289,388
Cash and cash equivalents, beginning of year	1,027,222	768,433	479,045
Cash and cash equivalents, end of year	$ 818,378	$ 1,027,222	$ 768,433